Group information - Consolidated Statement of Cash Flows (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of associates [line items]
Net cash generated from operating activities	₨ 85,439	$ 911	₨ 69,787	₨ 72,225
Net cash used in investing activities	(102,752)	(1,095)	(74,164)	(162,535)
Net cash generated from financing activities	2,550	27	19,984	₨ 82,417
RPPL
Disclosure of associates [line items]
Net cash generated from operating activities	82,034	874	68,949
Net cash used in investing activities	(118,554)	(1,263)	(74,327)
Net cash generated from financing activities	17,986	192	19,679
Net increase/ (decrease) in cash and cash equivalents	₨ (18,534)	$ (198)	₨ 14,301